Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 620,000	$ 2,605,000	$ 2,176,000
Restricted cash	50,000	200,000	50,000
Accounts receivable	57,000		107,000
Inventory	2,538,000	747,000	53,000
Prepaid expenses and other current assets	484,000	408,000	91,000
Total current assets	3,749,000	3,960,000	2,477,000
Property and equipment, net	3,372,000	3,426,000	755,000
Intangibles, net	22,000	28,000	34,000
Deposits and other long term assets	28,000	143,000	27,000
Total assets	7,171,000	7,557,000	3,293,000
Current liabilities:
Accounts payable	2,147,000	1,629,000	612,000
Accrued expenses	710,000	657,000	456,000
Deferred revenues and customer advances	3,796,000	2,847,000
Accrued contract loss	600,000	600,000
Accrued warranty expense			242,000
Derivative liabilities	1,023,000	2,510,000	402,000
Convertible secured notes payable, net of discounts	4,519,000	4,110,000
Convertible unsecured notes payable, net of discounts	725,000
Capital leases payable	20,000	26,000	19,000
Total current liabilities	13,540,000	12,379,000	1,731,000
Long term liabilities:
Deposits		8,000	23,000
Capital lease payable		14,000	30,000
Total liabilities	13,540,000	12,401,000	1,784,000
Commitments and contingencies (Note 12)
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value. Authorized 50,000,000 shares; no shares issued and outstanding at September 30, 2016 and December 31, 2015
Common stock, $0.0001 par value. Authorized 200,000,000 shares; 3,785,216 and 3,089,160 shares issued and outstanding at September 30, 2016 and December 31, 2015, respectively
Additional paid-in capital	32,408,000	26,302,000	19,548,000
Accumulated deficit	(38,777,000)	(31,146,000)	(18,039,000)
Total stockholders' equity (deficit)	(6,369,000)	(4,844,000)	1,509,000
Total liabilities and stockholders' equity (deficit)	$ 7,171,000	$ 7,557,000	$ 3,293,000